                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07921
                                   ---------------------------------------------
                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
      10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
         (Address of principal executive offices)      (Zip code)
       BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code: 800-227-7264
                                                   ----------------
Date of fiscal year end:   03/31/07
                        --------------------

Date of reporting period:  09/30/06
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS

To Our Shareholders:

The small and mid cap markets declined in the six months ended September 30, 2006. The period was characterized by sharp and consecutive monthly declines from May through July, driven by escalating geopolitical tensions, inflationary pressures from high commodity prices, and uncertainties over the Federal Reserve's monetary policy.

Investors heavily flocked to larger and more defensive companies such as utilities and consumer staples sectors, which proved especially damaging to smaller capitalization companies and those sectors most commonly associated with growth. Larger capitalization stocks significantly outperformed smaller stocks, and value fared dramatically better than growth.

The marketplace rebounded in August and September after the Fed paused its campaign of interest rate increases for the first time in two years, but while it was positive for smaller capitalization and growth-oriented companies, it failed to reverse their earlier losses. This significantly disadvantaged the Bjurman, Barry Funds, with its heavy representation of younger and more dynamic growth companies.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND returned -11.95% versus -11.81% for the Russell Microcap(TM) Growth Index (1) and -8.88% for the Russell 2000(R) Growth Index(1) in the six months ended September 30, 2006. Although benefiting from a heavier weight in consumer staples, the Fund overweighted the technology, manufacturing, and materials sectors, which underperformed. One of the Fund's largest holdings, A.S.V Inc, lowered its guidance and cost the Fund over 100 basis points.

THE BJURMAN, BARRY SMALL CAP GROWTH FUND returned -17.70% versus -8.88% for the Russell 2000(R) Growth Index for the six months ended September 30, 2006. Nearly 40% of the Fund's weighting was in the worst performing, fastest-growing technology and manufacturing sectors. Technology stocks were a key driver of underperformance: Rackable Systems and Netlogic led the declines even as they reported inline with expectations and detracted over 200 basis points from the Fund's return. Notably, two retail holdings, Zumiez and Medifast, also fell after meeting expectations. Combined, these four stocks explain nearly half of the Fund's underperformance.

--------------------------------------------------------------------------------

INVESTMENT CONCERNS:

Mid-/Small-/Micro-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure than larger more well-established companies and, historically, their stocks have experienced a greater degree of volatility.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of these Funds will fluctuate as the value of the securities in the portfolio changes.

--------------------------------------------------------------------------------

THE BJURMAN, BARRY MID CAP GROWTH FUND returned -9.25% versus -3.85% for the Russell Midcap(R) Growth Index(1) for the six months ended September 30, 2006. The underperformance from the technology and manufacturing stocks in the Fund more than offset the positive return from other sectors. Specifically, Openwave Systems and Powerwave Technologies hurt the Fund's performance after the companies missed revenue targets, Marvell Tech suffered steep declines after an unexpected acquisition, and Joy Global, a manufacturer mining equipment, declined as prices of metals fell. Together, they accounted to two-thirds of the Fund's relative underperformance.

While headlines have been predominantly negative, we believe the basic conditions in the U.S. economy are still sound and supportive of higher price levels. It is important to point out that the stocks in the Funds now feature historically attractive earnings multiple and growth characteristics. With the economy now growing at a reduced but sustainable rate, cyclical inflation pressures should begin to moderate, possibly leading to the end of the interest rate increases.

As the equities market pursues its way back following the severe correction in the May through July period, we have seen encouraging signs of renewed strength in some of the traditional growth sectors, such as technology. What remains to be seen is whether this will translate into a stronger leadership of growth stocks, which have underperformed in the past few years.

We continue to be positive on the U.S. economy and believe the current market conditions, as they shift from defensive and commodity-based sectors to broader and more economically sensitive companies, should bode well for the stocks in the Funds.


/s/ O. Thomas Barry III                 /s/ G. Andrew Bjurman
-------------------------------------   ----------------------------------------
O. Thomas Barry III, CFA, CIC           G. Andrew Bjurman, CFA, CIC
Co-President and Portfolio Manager      Co-President

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-227-7264.

(1) The RUSSELL MICROCAP(TM) GROWTH INDEX measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values. The RUSSELL 2000(R) GROWTH INDEX measures the performance of 2000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those securities in the Russell universe with higher price-to-book ratios and lower forecasted growth values. These indices are unmanaged and do not reflect the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2)  Portfolio composition is subject to change.

THE BJURMAN, BARRY FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

The illustrations below provide the sector allocations for The Bjurman, Barry Funds (as of September 30, 2006).

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                              (% OF NET ASSETS)
-----------------                              -----------------
Electronic Technology                                 26.9
Producer Manufacturing                                14.9
Health Care                                           12.2
Basic Materials                                       10.0
Commercial/Industrial Services                         9.5
Finance                                                7.6
Consumer Services                                      6.2
Consumer Non-Durables                                  3.8
Retail                                                 3.1
Energy                                                 3.0
Consumer Durables                                      1.1
Short Term Investments less Other Liablities           0.9
Transportation                                         0.4
Utilities                                              0.4
                                                     -----
TOTAL                                                100.0
                                                     =====

THE BJURMAN, BARRY MID CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                              (% OF NET ASSETS)
-----------------                              -----------------
Electronic Technology                                 30.3
Health Care                                           17.7
Finance                                                8.8
Energy                                                 6.9
Utilities                                              6.9
Basic Materials                                        6.1
Transportation                                         6.0
Producer Manufacturing                                 4.7
Commercial/Industrial Services                         4.5
Consumer Non-Durables                                  3.4
Short Term Investments less Other Liablities           2.5
Consumer Durables                                      1.5
Retail                                                 0.7
                                                     -----
TOTAL                                                100.0
                                                     =====

THE BJURMAN, BARRY SMALL CAP GROWTH FUND

                                   (PIE CHART)

SECTOR ALLOCATION                              (% OF NET ASSETS)
-----------------                              -----------------
Electronic Technology                                 21.1
Health Care                                           16.8
Producer Manufacturing                                14.0
Commercial/Industrial Services                        12.3
Finance                                                7.8
Basic Materials                                        6.2
Energy                                                 5.5
Retail                                                 5.3
Consumer Durables                                      3.2
Consumer Services                                      2.7
Consumer Non-Durables                                  2.6
Utilities                                              1.6
Transportation                                         0.8
Short Term Investments less Other Liablities           0.1
                                                     -----
TOTAL                                                100.0
                                                     =====

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006 (UNAUDITED)

                                             BJURMAN, BARRY      BJURMAN,     BJURMAN, BARRY
                                                MICRO-CAP     BARRY MID CAP      SMALL CAP
                                               GROWTH FUND     GROWTH FUND      GROWTH FUND
                                             --------------   -------------   --------------
ASSETS
Investment securities:
   At cost ...............................    $419,717,352     $6,525,345     $ 22,830,013
                                              ============     ==========     ============
   At value (A) ..........................    $568,923,104     $7,721,497     $ 24,954,827
Cash .....................................       3,294,386        198,345               --
Dividends receivable .....................         244,209          4,083            8,176
Receivable for capital shares sold .......          51,800             --               --
Receivable for securities sold ...........       5,408,852        255,514          259,406
Prepaid expenses .........................         118,861          9,462           12,044
                                              ------------     ----------     ------------
   TOTAL ASSETS ..........................     578,041,212      8,188,901       25,234,453
                                              ------------     ----------     ------------
LIABILITIES
Bank overdraft ...........................              --             --              630
Payable for capital shares redeemed ......       1,248,034          6,320          116,263
Payable for securities purchased .........       3,125,782        275,297          107,151
Payable for collateral received on
   securities loaned .....................     135,504,679      1,112,753        4,444,696
Accrued expenses and other payables:
   Investment advisory ...................         362,199          3,154           15,660
   Distribution ..........................          90,449          1,293            4,312
   Administration ........................          13,605             --               --
   Fund accounting .......................           8,768            249              317
   Transfer agent ........................          36,038          3,979            8,522
   Trustee ...............................              --            103               --
   Other .................................         216,083          6,260           10,635
                                              ------------     ----------     ------------
   TOTAL LIABILITIES .....................     140,605,637      1,409,408        4,708,186
                                              ------------     ----------     ------------
NET ASSETS ...............................    $437,435,575     $6,779,493     $ 20,526,267
                                              ============     ==========     ============
NET ASSETS CONSIST OF
Paid-in capital ..........................    $148,144,798     $5,070,038     $ 29,367,452
Accumulated net investment loss ..........      (2,731,931)       (45,451)        (184,421)
Accumulated net realized gains (losses)
   from security transactions ............     142,816,956        558,754      (10,781,578)
Net unrealized appreciation on
   investments ...........................     149,205,752      1,196,152        2,124,814
                                              ------------     ----------     ------------
   NET ASSETS ............................    $437,435,575     $6,779,493     $ 20,526,267
                                              ============     ==========     ============
Shares of beneficial interest
   outstanding (unlimited number of
   shares authorized, no par value) ......      14,739,924        566,481        1,622,668
                                              ============     ==========     ============
Net asset value, offering price and
   redemption price per share ............    $      29.68     $    11.97     $      12.65
                                              ============     ==========     ============

(A)  Includes securities on loan of $131,926,402, $1,081,453, and $4,343,352 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund, and Bjurman, Barry Small Cap Growth Fund, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                             BJURMAN, BARRY      BJURMAN,     BJURMAN, BARRY
                                                MICRO-CAP     BARRY MID CAP      SMALL CAP
                                               GROWTH FUND     GROWTH FUND      GROWTH FUND
                                             --------------   -------------   --------------
INVESTMENT INCOME
   Dividends .............................    $    590,675     $    21,722     $    33,906
   Income from securities loaned .........         554,012             370          14,334
                                              ------------     -----------     -----------
TOTAL INVESTMENT INCOME ..................       1,144,687          22,092          48,240
                                              ------------     -----------     -----------
EXPENSES
   Investment advisory ...................       2,490,888          37,340         126,946
   Distribution ..........................         622,720           9,335          31,736
   Administration ........................         155,678           2,333           7,934
   Fund accounting .......................          12,750           1,353           1,997
   Transfer agent ........................          82,632          11,989          20,905
   Custodian .............................          49,115           2,113           5,799
   Registration ..........................          17,508           5,963           7,356
   Trustee ...............................          54,041             555           2,351
   Other .................................         391,286           4,186          19,278
   Recoupment of expenses previously
      waived by Adviser ..................              --              --           4,200
                                              ------------     -----------     -----------
TOTAL EXPENSES ...........................       3,876,618          75,167         228,502
   Fees waived by the Adviser ............              --          (7,956)             --
                                              ------------     -----------     -----------
NET EXPENSES .............................       3,876,618          67,211         228,502
                                              ------------     -----------     -----------
NET INVESTMENT LOSS ......................      (2,731,931)        (45,119)       (180,262)
                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS
   Net realized gains (losses) from
      security transactions ..............     (13,142,270)        553,012        (938,937)
   Change in unrealized
      appreciation/depreciation on
      investments ........................     (52,879,340)     (1,283,757)     (3,952,365)
                                              ------------     -----------     -----------
NET REALIZED AND UNREALIZED LOSSES ON
   INVESTMENTS ...........................     (66,021,610)       (730,745)     (4,891,302)
                                              ------------     -----------     -----------
CHANGE IN NET ASSETS FROM OPERATIONS .....    $(68,753,541)    $  (775,864)    $(5,071,564)
                                              ============     ===========     ===========

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                 BJURMAN, BARRY               BJURMAN, BARRY               BJURMAN, BARRY
                                              MICRO-CAP GROWTH FUND         MID CAP GROWTH FUND        SMALL CAP GROWTH FUND
                                          ----------------------------  --------------------------  ---------------------------
                                            SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                              ENDED           YEAR          ENDED          YEAR         ENDED          YEAR
                                          SEPTEMBER 30,      ENDED      SEPTEMBER 30,     ENDED     SEPTEMBER 30,      ENDED
                                               2006        MARCH 31,         2006       MARCH 31,        2006        MARCH 31,
                                           (UNAUDITED)        2006       (UNAUDITED)       2006      (UNAUDITED)       2006
                                          -------------  -------------  -------------  -----------  -------------  ------------
OPERATIONS
   Net investment loss .................  $  (2,731,931) $  (4,945,594)  $   (45,119)  $   (80,179) $   (180,262)  $   (486,274)
   Net realized gains (losses) from
      security transactions ............    (13,142,270)   163,697,145       553,012       877,749      (938,937)     7,057,916
   Change in unrealized
      appreciation/depreciation
      on investments ...................    (52,879,340)   (22,626,682)   (1,283,757)      825,841    (3,952,365)       815,154
                                          -------------  -------------   -----------   -----------  ------------   ------------
Change in net assets from operations ...    (68,753,541)   136,124,869      (775,864)    1,623,411    (5,071,564)     7,386,796
                                          -------------  -------------   -----------   -----------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains .............             --    (61,020,654)           --            --            --             --
                                          -------------  -------------   -----------   -----------  ------------   ------------
CAPITAL TRANSACTIONS
   Proceeds from shares sold ...........     25,080,636     86,509,829       246,348     1,117,252     1,060,873      3,530,384
   Dividends reinvested ................             --     59,632,325            --            --            --             --
   Payments for shares redeemed(A) .....    (92,584,499)  (195,056,038)     (917,175)   (1,732,965)   (6,585,842)   (24,413,717)
                                          -------------  -------------   -----------   -----------  ------------   ------------
Change in net assets from capital
   share transactions ..................    (67,503,863)   (48,913,884)     (670,827)     (615,713)   (5,524,969)   (20,883,333)
                                          -------------  -------------   -----------   -----------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS ..............................   (136,257,404)    26,190,331    (1,446,691)    1,007,698   (10,596,533)   (13,496,537)

NET ASSETS
   Beginning of period .................    573,692,979    547,502,648     8,226,184     7,218,486    31,122,800     44,619,337
                                          -------------  -------------   -----------   -----------  ------------   ------------
   End of period .......................  $ 437,435,575  $ 573,692,979   $ 6,779,493   $ 8,226,184  $ 20,526,267   $ 31,122,800
                                          =============  =============   ===========   ===========  ============   ============

ACCUMULATED NET INVESTMENT LOSS ........  $  (2,731,931) $          --   $   (45,451)  $      (332) $   (184,421)  $     (4,159)
                                          -------------  -------------   -----------   -----------  ------------   ------------
SHARE TRANSACTIONS
   Shares sold .........................        746,771      2,708,741        19,002        93,990        73,685        260,544
   Shares reinvested ...................             --      1,890,683            --            --            --             --
   Shares redeemed .....................     (3,025,061)    (6,211,618)      (76,221)     (151,044)     (476,246)    (1,833,336)
                                          -------------  -------------   -----------   -----------  ------------   ------------
   Change in shares outstanding ........     (2,278,290)    (1,612,194)      (57,219)      (57,054)     (402,561)    (1,572,792)
   Shares outstanding, beginning of
      period ...........................     17,018,214     18,630,408       623,700       680,754     2,025,229      3,598,021
                                          -------------  -------------   -----------   -----------  ------------   ------------
   Shares outstanding, end of period ...     14,739,924     17,018,214       566,481       623,700     1,622,668      2,025,229
                                          =============  =============   ===========   ===========  ============   ============

(A) The cost of shares redeemed is net of the 2% redemption fee on fund shares that have been held 60 days or less. For the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry Mid Cap Growth Fund, and the Bjurman, Barry Small Cap Growth Fund the fees for the six months ended September 30, 2006 were $3,170, $21 and $2,100, respectively, and for the year ended March 31, 2006, these fees were $6,457, $1,172 and $3,550, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     SIX MONTHS
                                       ENDED
                                     SEPTEMBER      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                      30, 2006       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                    (UNAUDUTED)        2006         2005         2004         2003        2002(A)
                                    -----------     ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of
   period .......................   $  33.71        $  29.39     $  34.15     $  19.72     $  24.94     $  18.87
                                    --------        --------     --------     --------     --------     --------
Change in net assets from
   operations:
   Net investment loss ..........      (0.19)          (0.29)       (0.39)       (0.39)       (0.19)       (0.32)
   Net realized and unrealized
      gains (losses) on
      investments ...............      (3.84)           8.08        (0.24)       14.82        (5.03)        6.39
                                    --------        --------     --------     --------     --------     --------
Change in net assets from
   operations ...................      (4.03)           7.79        (0.63)       14.43        (5.22)        6.07
                                    --------        --------     --------     --------     --------     --------
Less Distributions:
   Distributions from net
      realized gains ............         --           (3.47)       (4.13)          --           --           --
                                    --------        --------     --------     --------     --------     --------
Paid-in capital from redemption
   fees .........................         --(B)           --(B)        --(B)        --           --           --
                                    --------        --------     --------     --------     --------     --------
Net asset value at end of
   period .......................   $  29.68        $  33.71     $  29.39     $  34.15     $  19.72     $  24.94
                                    ========        ========     ========     ========     ========     ========
Total return ....................     (11.95)%(C)      27.31%       (1.90)%      73.17%      (20.91)%      32.11%
                                    ========        ========     ========     ========     ========     ========
Net assets at end of period
   (000's) ......................   $437,436        $573,693     $547,503     $822,148     $403,896     $299,127
                                    ========        ========     ========     ========     ========     ========
Ratio of net expenses to average
   net assets ...................       1.56%(D)        1.52%        1.54%        1.46%        1.59%        1.80%
Ratio of gross expenses to
   average net assets(E) ........       1.56%(D)        1.52%        1.54%        1.46%        1.59%        1.80%
Ratio of net investment loss to
   average net assets ...........      (1.10%)(D)      (0.88%)      (1.14)%      (1.19)%      (1.16)%      (1.40)%
Portfolio turnover rate .........         30%(C)          62%          28%          65%          54%         105%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split that was declared on June 19, 2002, and paid on June 27, 2002, to shareholders of record on June 26, 2002.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     SIX MONTHS
                                       ENDED                                                            PERIOD
                                     SEPTEMBER    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED     ENDED
                                      30, 2006     MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
                                    (UNAUDITED)      2006         2005         2004         2003       2002(A)
                                    -----------   ----------   ----------   ----------   ----------   ---------
Net asset value at beginning of
   period .......................   $13.19         $10.60       $ 9.79       $  7.02      $  9.89     $ 10.00
                                    ------         ------       ------       -------      -------     -------
Change in net assets from
   operations:
   Net investment loss ..........    (0.08)         (0.13)       (0.19)        (0.18)       (0.17)      (0.13)
   Net realized and unrealized
      gains (losses) on
      investments ...............    (1.14)          2.72         1.00          2.95        (2.70)       0.02
                                    ------         ------       ------       -------      -------     -------
Change in net assets from
   operations ...................    (1.22)          2.59         0.81          2.77        (2.87)      (0.11)
                                    ------         ------       ------       -------      -------     -------
Paid-in capital from redemption
   fees .........................       --(B)          --(B)        --(B)         --           --          --
                                    ------         ------       ------       -------      -------     -------
Net asset value at end of
   period .......................   $11.97         $13.19       $10.60       $  9.79      $  7.02     $  9.89
                                    ======         ======       ======       =======      =======     =======
Total return ....................    (9.25)%(C)     24.43%        8.27%        39.46%      (29.02)%     (1.10)%(C)
                                    ======         ======       ======       =======      =======     =======
Net assets at end of period
   (000's) ......................   $6,779         $8,226       $7,218       $10,346      $ 7,932     $14,451
                                    ======         ======       ======       =======      =======     =======
Ratio of net expenses to average
   net assets ...................     1.80%(D)       1.72%        1.80%         1.95%        2.00%       2.00%(D)
Ratio of gross expenses to
   average net assets(E) ........     2.02%(D)       2.23%        3.37%         3.02%        3.06%       3.00%(D)
Ratio of net investment loss to
   average net assets ...........    (1.21%)(D)     (1.08%)      (1.23)%       (1.70)%      (1.88)%     (1.79)%(D)
Portfolio turnover rate .........       39%(C)         76%         107%          196%         183%        197%(C)

(A) Represents the period from June 6, 2001, commencement of operations, through March 31, 2002.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN BARRY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     SIX MONTHS
                                       ENDED                                    PERIOD
                                     SEPTEMBER    YEAR ENDED   YEAR ENDED       ENDED
                                      30, 2006     MARCH 31,    MARCH 31,     MARCH 31,
                                    (UNAUDITED)      2006         2005         2004(A)
                                    -----------   ----------   ----------   -------------
Net asset value at beginning of
   period .......................   $ 15.37       $ 12.40      $ 14.03      $  10.00
                                    -------       -------      -------      --------
Change in net assets from
   operations:
   Net investment loss ..........     (0.12)        (0.24)       (0.27)        (0.10)
   Net realized and unrealized
      gains (losses) on
      investments ...............     (2.60)         3.21        (1.36)         4.13
                                    -------       -------      -------      --------
Change in net assets from
   operations ...................     (2.72)         2.97        (1.63)         4.03
                                    -------       -------      -------      --------
Paid-in capital from redemption
   fees .........................        --(B)         --(B)        --(B)         --
                                    -------       -------      -------      --------
Net asset value at end of
   period .......................   $ 12.65       $ 15.37      $ 12.40      $  14.03
                                    =======       =======      =======      ========
Total return ....................    (17.70)%(C)    23.95%      (11.62)%       40.30%(C)
                                    =======       =======      =======      ========
Net assets at end of period
   (000's) ......................   $20,526       $31,123      $44,619      $109,876
                                    =======       =======      =======      ========
Ratio of net expenses to average
   net assets ...................      1.80%(D)      1.78%        1.75%         1.70%(D)
Ratio of gross expenses to
   average net assets(E) ........      1.80%(D)      1.78%        1.82%         1.80%(D)
Ratio of net investment loss to
   average net assets ...........     (1.42%)(D)    (1.35%)      (1.30)%       (1.56)%(D)
Portfolio turnover rate .........        52%(C)       144%         163%          138%(C)

(A) Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

  SHARES     COMMON STOCKS -- 99.1%                                          VALUE
----------   ----------------------                                      -------------
             BASIC MATERIALS -- 10.0%
    65,900   Culp, Inc. (a) ..........................................   $     365,745
   240,000   Landec Corp. (a) ........................................       2,592,000
   125,000   Metal Management, Inc. ..................................       3,480,000
   530,000   MGP Ingredients, Inc. * .................................      11,273,100
   100,000   Multi-Color Corp. .......................................       2,875,000
   120,900   NS Group, Inc. (a) ......................................       7,804,095
   152,000   PW Eagle, Inc. * ........................................       4,561,520
   218,000   The Andersons, Inc. .....................................       7,444,700
   190,000   Wheeling-Pittsburgh Corp. (a) * .........................       3,250,900
                                                                         -------------
                                                                            43,647,060
                                                                         -------------
             COMMERCIAL/INDUSTRIAL SERVICES -- 9.5%
    60,000   A.M. Castle & Co. .......................................       1,610,400
    94,686   ADDvantage Technologies Group, Inc. (a) .................         397,681
    51,500   Allis-Chalmers Energy, Inc. (a) .........................         753,960
    35,700   American Ecology Corp. ..................................         704,718
   170,000   aQuantive, Inc. (a) * ...................................       4,015,400
    91,500   Electronic Clearing House, Inc. (a) .....................       1,647,000
   240,000   Home Solutions of America, Inc. (a) * ...................       1,315,200
   258,700   Matrix Service Co. (a) * ................................       3,386,383
   129,800   Medical Staffing Network Holdings, Inc. (a) .............         807,356
   304,700   Perficient, Inc. (a) ....................................       4,777,696
    61,000   Standard Parking Corp. (a) ..............................       1,914,180
   362,500   SumTotal Systems, Inc. (a) ..............................       2,700,625
   628,700   The Goldfield Corp. (a) * ...............................         672,709
   480,000   TheStreet.com, Inc. * ...................................       5,107,200
   120,600   Thomas Group, Inc. ......................................       1,238,562
   260,000   World Fuel Services Corp. ...............................      10,517,000
                                                                         -------------
                                                                            41,566,070
                                                                         -------------
             CONSUMER DURABLES -- 1.1%
   140,000   RC2 Corp. (a) ...........................................       4,694,200
                                                                         -------------
             CONSUMER NON-DURABLES -- 3.8%
     7,800   Cuisine Solutions, Inc. (a) .............................          44,772
   310,000   Jones Soda Co. (a) * ....................................       2,774,500
   255,000   Steven Madden Ltd. ......................................      10,006,200
   180,000   True Religion Apparel, Inc. (a) * .......................       3,799,800
                                                                         -------------
                                                                            16,625,272
                                                                         -------------
             CONSUMER SERVICES -- 6.2%
   454,400   Interstate Hotels & Resorts, Inc. (a) ...................       4,898,432
   305,400   McCormick & Schmick's Seafood Restaurants, Inc. (a) .....       6,868,446

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             CONSUMER SERVICES -- 6.2% (CONTINUED)
   230,000   Monarch Casino & Resort, Inc. (a) .......................   $   4,459,700
   183,800   New Frontier Media, Inc. (a) ............................       1,516,350
   150,000   Nutri/System, Inc. (a) * ................................       9,343,500
                                                                         -------------
                                                                            27,086,428
                                                                         -------------
             ELECTRONIC TECHNOLOGY -- 26.9%
   790,000   Actuate Corp. (a) .......................................       3,491,800
    33,100   Aehr Test Systems (a) ...................................         244,940
   242,200   Anaren, Inc. (a) ........................................       5,103,154
 1,709,500   Art Technology Group, Inc. (a) ..........................       4,376,320
   420,900   Bitstream, Inc. (a) .....................................       3,926,997
    59,600   BTU International, Inc. (a) * ...........................         716,988
   299,115   Captaris, Inc. (a) ......................................       1,752,814
   230,000   Ceradyne, Inc. (a) * ....................................       9,450,700
   311,600   Comtech Group, Inc. (a) * ...............................       4,664,652
   400,000   CyberSource Corp. (a) ...................................       4,732,000
   501,200   Datalink Corp. (a) ......................................       4,636,100
   262,000   Digi International, Inc. (a) ............................       3,537,000
   338,095   Diodes, Inc. (a) ........................................      14,595,561
    94,500   Gilat Satellite Networks Ltd. (a) .......................         859,950
    89,300   Hauppauge Digital, Inc. (a) .............................         481,327
   108,800   Hi-Shear Technology Corp. ...............................         875,840
   486,100   Internet Commerce Corp. - Class A (a) * .................       1,905,512
   134,900   KVH Industries, Inc. (a) ................................       1,719,975
   122,800   LMI Aerospace, Inc. (a) .................................       2,271,800
   113,700   Micronetics Wireless, Inc. (a) * ........................         885,723
   340,300   Mikron Infrared, Inc. (a) ...............................       4,131,242
   172,400   Netopia, Inc. (a) .......................................         967,164
   250,000   PC-Tel, Inc. (a) ........................................       2,625,000
   294,400   Pemstar, Inc. (a) * .....................................       1,074,560
   250,400   Perceptron, Inc. (a) ....................................       2,148,432
   185,800   Pericom Semiconductor Corp. (a) .........................       1,811,550
    33,600   Radyne Corp. (a) ........................................         411,264
   182,800   Rainmaker Systems, Inc. (a) .............................       1,045,616
   225,000   Silicom Ltd. (a) ........................................       1,541,250
   250,600   SimpleTech, Inc. (a) ....................................       2,282,966
   244,900   Sirenza Microdevices, Inc. (a) * ........................       1,934,710
   635,000   Smith Micro Software, Inc. (a) * ........................       9,131,300
   134,100   Stellent, Inc. ..........................................       1,453,644
 1,004,100   Stratex Networks, Inc. (a) ..............................       4,458,204
    98,400   TeleCommunication Systems, Inc. - Class A (a) * .........         264,696

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             ELECTRONIC TECHNOLOGY -- 26.9% (CONTINUED)
    62,100   TESSCO Technologies, Inc. (a) ...........................   $   1,829,466
   146,300   TTI Team Telecom International Ltd. (a) * ...............         516,439
   142,800   Ultra Clean Holdings, Inc. (a) ..........................       1,525,104
   165,000   Verint Systems, Inc. (a) ................................       4,958,250
   294,087   Video Display Corp. (a) * ...............................       2,202,712
    41,600   VSE Corp. ...............................................       1,252,160
                                                                         -------------
                                                                           117,794,882
                                                                         -------------
             ENERGY -- 3.0%
   144,900   American Oil & Gas, Inc. (a) * ..........................         741,888
    69,500   Dawson Geophysical Co. (a) * ............................       2,064,150
   258,400   ICO, Inc. (a) ...........................................       1,710,608
   600,000   Pioneer Drilling Co. (a) ................................       7,704,000
    56,100   TGC Industries, Inc. (a) ................................         460,020
    91,600   Xanser Corp. (a) ........................................         535,860
                                                                         -------------
                                                                            13,216,526
                                                                         -------------
             FINANCE -- 7.6%
   110,000   American Physicians Capital, Inc. (a) ...................       5,321,800
   150,000   Argonaut Group, Inc. (a) ................................       4,654,500
    89,200   Bank of the Ozarks, Inc. * ..............................       3,021,204
    80,000   EMC Insurance Group, Inc. * .............................       2,307,200
    80,200   First Community Bancorp .................................       4,487,190
   100,000   International Assets Holding Corp. (a) * ................       2,335,000
   160,000   Marlin Business Services, Inc. (a) ......................       3,344,000
   220,000   Meadowbrook Insurance Group, Inc. (a) ...................       2,477,200
   104,197   Mercer Insurance Goup, Inc. .............................       2,692,450
   113,500   U.S. Global Investors, Inc., Class A (a) * ..............       2,788,695
                                                                         -------------
                                                                            33,429,239
                                                                         -------------
             HEALTH CARE -- 12.2%
   210,000   Air Methods Corp. (a) ...................................       4,956,000
   153,580   Avigen, Inc. (a) ........................................         794,009
   119,000   Bovie Medical Corp. (a) * ...............................         837,760
   289,073   Encore Medical Corp. (a) ................................       1,821,160
   189,400   First Consulting Group, Inc. (a) ........................       1,846,650
   374,300   Healthcare Services Group, Inc. * .......................       9,417,388
   230,100   HealthStream, Inc. (a) ..................................         798,447
    65,000   Healthways, Inc. (a) ....................................       2,899,000
   311,000   HMS Holdings Corp. (a) ..................................       3,924,820
   135,000   Immucor, Inc. (a) .......................................       3,025,350
   125,000   IntegraMed America, Inc. (a) ............................       1,186,250
   120,000   Medical Action Industries, Inc. (a) .....................       3,226,800

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             HEALTH CARE -- 12.2% (CONTINUED)
    48,400   Mesa Laboratories, Inc. .................................   $     830,060
    59,500   Neogen Corp. (a) ........................................       1,288,770
   101,100   New Brunswick Scientific Co., Inc. (a) ..................         791,613
   283,700   Palomar Medical Technologies, Inc. (a) * ................      11,972,140
   200,300   Sun Healthcare Group, Inc. (a) ..........................       2,151,222
   100,000   ZEVEX International, Inc. (a) ...........................         899,000
    25,500   Zoll Medical Corp. (a) ..................................         915,195
                                                                         -------------
                                                                            53,581,634
                                                                         -------------
             PRODUCER MANUFACTURING -- 14.9%
   442,000   A.S.V., Inc. (a) * ......................................       6,590,220
    34,700   AAON, Inc. ..............................................         791,507
   445,000   Amerigon, Inc. (a) ......................................       3,827,000
    36,000   Ampco-Pittsburgh Corp. ..................................       1,113,480
    19,600   AZZ, Inc. (a) ...........................................         715,400
   306,500   Dynamic Materials Corp. * ...............................       9,936,730
   284,000   Fuel - Tech N.V. (a) ....................................       4,228,760
   105,000   Gehl Co. (a) ............................................       2,811,900
    88,000   Insteel Industries, Inc. ................................       1,748,560
    66,000   K-Tron International, Inc. (a) ..........................       4,172,520
   100,000   Kadant, Inc. (a) ........................................       2,456,000
   210,000   Lamson & Sessions Co. (a) * .............................       5,002,200
   508,350   Smith & Wesson Holding Corp. (a) * ......................       7,055,898
   200,000   Spartan Motors, Inc. ....................................       3,766,000
    14,000   Tat Technologies Ltd. ...................................         193,760
   137,900   The Middleby Corp. (a) ..................................      10,626,574
                                                                         -------------
                                                                            65,036,509
                                                                         -------------
             RETAIL -- 3.1%
    70,000   Books-A-Million, Inc. * .................................       1,249,500
   384,900   Casual Male Retail Group, Inc. (a) * ....................       5,284,677
    24,700   Medifast, Inc. (a) * ....................................         214,396
   256,240   PC Connection, Inc. (a) .................................       2,959,572
   157,300   United Retail Group, Inc. (a) ...........................       2,875,444
    79,600   Zones, Inc. (a) .........................................         821,472
                                                                         -------------
                                                                            13,405,061
                                                                         -------------
             TRANSPORTATION -- 0.4%
    71,000   P.A.M. Transportation Services, Inc. (a) ................       1,779,260
                                                                         -------------

BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.1% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             UTILITIES -- 0.4%
    91,600   Eschelon Telecom, Inc. (a) ..............................   $   1,556,284
                                                                         -------------
             TOTAL COMMON STOCKS (COST $284,212,673) .................     433,418,425
                                                                         -------------
             Cash Held as Collateral on Securities Loaned
                (Cost $135,504,679) ..................................     135,504,679
             TOTAL INVESTMENTS (COST $419,717,352) - 130.1% ..........     568,923,104
             LIABILITIES IN EXCESS OF OTHER ASSETS - (30.1)% .........    (131,487,529)
                                                                         -------------
             NET ASSETS - 100.0% .....................................   $ 437,435,575
                                                                         =============

*    A portion or all of this security is out on loan as of September 30, 2006

(a)  Represents non-income producing security.

See accompanying notes to financial statements.

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

  SHARES     COMMON STOCKS -- 97.5%                                          VALUE
----------   ----------------------                                      -------------
             BASIC MATERIALS -- 6.1%
     2,700   Allegheny Technologies, Inc. ............................   $     167,913
     2,000   Century Aluminum Co. (a) * ..............................          67,300
    11,700   Gerdau Ameristeel Corp. .................................         106,821
     2,700   Lyondell Chemical Co. ...................................          68,499
       161   Tronox, Inc. - Class B ..................................           2,056
                                                                         -------------
                                                                               412,589
                                                                         -------------
             COMMERCIAL/INDUSTRIAL SERVICES -- 4.5%
     2,500   FTI Consulting (a) ......................................          62,650
     2,600   TETRA Technologies, Inc. (a) * ..........................          62,816
     4,000   Valueclick, Inc. (a) ....................................          74,160
     1,800   WESCO International, Inc. (a) ...........................         104,454
                                                                         -------------
                                                                               304,080
                                                                         -------------
             CONSUMER DURABLES -- 1.5%
     3,100   Scientific Games Corp. (a) ..............................          98,580
                                                                         -------------
             CONSUMER NON-DURABLES -- 3.4%
     4,300   Coach, Inc. (a) .........................................         147,920
     7,000   Quiksilver, Inc. (a) ....................................          85,050
                                                                         -------------
                                                                               232,970
                                                                         -------------
             ELECTRONIC TECHNOLOGY -- 30.3%
     4,500   Agere Systems, Inc. (a) .................................          67,185
     1,900   Anixter International, Inc. .............................         107,293
     2,800   Armor Holdings, Inc. (a) ................................         160,523
     5,900   Arris Group, Inc. (a) ...................................          67,614
     3,250   DRS Technologies, Inc. ..................................         141,928
     3,500   Fairchild Semiconductor International, Inc. (a) .........          65,450
     1,700   Harris Corp. ............................................          75,633
     2,300   Hittite Microwave Corp. (a) .............................         102,350
     6,000   Integrated Device Technology, Inc. (a) ..................          96,360
     1,100   InterDigital Communications Corp. (a) * .................          37,510
     1,200   L-3 Communications Holdings, Inc. .......................          93,996
     8,000   Marvel Technology Group Ltd. (a) ........................         154,960
     4,100   Micron Technology, Inc. (a) .............................          71,340
     3,300   MKS Instruments, Inc. (a) ...............................          67,023
     5,500   NetEase.com, Inc. (a) * .................................          89,980
    10,900   ON Semicondusctor Corp. (a) .............................          64,092
    11,400   Powerwave Technologies, Inc. (a) * ......................          86,640
     1,100   Precision Castparts Corp. ...............................          69,476
     1,300   Rockwell Automation, Inc. ...............................          75,530

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 97.5% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             ELECTRONIC TECHNOLOGY -- 30.3% (CONTINUED)
     1,050   SanDisk Corp. (a) .......................................   $      56,217
     2,400   Technitrol, Inc. ........................................          71,640
     3,700   Trident Microsystems, Inc. (a) ..........................          86,062
     5,200   VeriFone Holdings, Inc. (a) * ...........................         148,460
                                                                         -------------
                                                                             2,057,262
                                                                         -------------
             ENERGY -- 6.9%
     1,600   Diamond Offshore Drilling, Inc. * .......................         115,792
     4,100   Hanover Compressor Co. (a) ..............................          74,702
     2,050   Maverick Tube Corp. (a) .................................         132,902
     3,400   Patterson-UTI Energy, Inc. ..............................          80,784
     2,800   Western Refining, Inc. ..................................          65,072
                                                                         -------------
                                                                               469,252
                                                                         -------------
             FINANCE -- 8.8%
     1,400   Assurant, Inc. ..........................................          74,774
     3,000   CNA Financial Corp. (a) * ...............................         108,060
     1,850   GFI Group, Inc. (a) * ...................................         102,287
     3,800   Nasdaq Stock Market, Inc. (a) ...........................         114,912
     2,300   Selective Insurance Group, Inc. .........................         121,003
     2,600   The Commerce Group, Inc. ................................          78,130
                                                                         -------------
                                                                               599,166
                                                                         -------------
             HEALTH CARE -- 17.7%
     3,000   Allscripts Healthcare Solution, Inc. (a) ................          67,350
     2,100   Coventry Health Care, Inc. (a) ..........................         108,192
     2,100   Dade Behring Holdings, Inc. .............................          84,336
     4,600   Dr. Reddy's Laboratories Ltd. ADR* ......................          72,772
     8,400   Emdeon Corp. (a) ........................................          98,364
     3,300   Hologic, Inc. (a) .......................................         143,616
       900   Intuitive Surgical, Inc. (a) ............................          94,905
     2,000   Inverness Medical Innovations, Inc. (a) .................          69,520
     1,100   Invitrogen Corp. (a) ....................................          69,751
     2,000   Kyphon, Inc. (a) ........................................          74,840
     4,600   Pharmaceutical Product Development, Inc. ................         164,173
     1,000   United Therapeutics Corp. (a) ...........................          52,540
     1,800   WellCare Health Plans, Inc. (a) * .......................         101,934
                                                                         -------------
                                                                             1,202,293
                                                                         -------------
             PRODUCER MANUFACTURING -- 4.7%
       800   Cummins, Inc. * .........................................          95,384
     3,000   JLG Industries, Inc. ....................................          59,430
     4,275   Joy Global, Inc. ........................................         160,783
                                                                         -------------
                                                                               315,597
                                                                         -------------

BJURMAN, BARRY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 97.5% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             RETAIL -- 0.7%
     2,500   Urban Outfitters, Inc. (a) ..............................   $      44,225
                                                                         -------------
             TRANSPORTATION -- 6.0%
     2,400   C.H. Robinson Worldwide, Inc. * .........................         106,992
     5,100   Royal & Sun Alliance Insurance Group PLC ADR ............          71,247
     4,650   UTI Worldwide, Inc. .....................................         130,061
     2,700   YRC Worldwide, Inc. (a) .................................         100,008
                                                                         -------------
                                                                               408,308
                                                                         -------------
             UTILITIES -- 6.9%
     5,200   Companhia de Saneamento Basico do Estado de Sao Paulo
                ADR ..................................................         156,520
     2,700   NII Holdings, Inc. (a) ..................................         167,832
     2,900   West Corp. (a) ..........................................         140,070
                                                                         -------------
                                                                               464,422
                                                                         -------------
             TOTAL COMMON STOCKS (COST $5,412,592) ...................       6,608,744
                                                                         -------------
             Cash Held as Collateral on Securities Loaned
                (Cost $1,112,753) ....................................       1,112,753
             TOTAL INVESTMENTS (COST $6,525,345) - 113.9% ............       7,721,497
             LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)% .........        (942,004)
                                                                         -------------
             NET ASSETS - 100.0% .....................................   $   6,779,493
                                                                         =============

*    A portion or all of this security is out on loan as of September 30, 2006

(a)  Represents non-income producing security.

ADR  - American Depositary Receipt

PLC  - Public Liability Co.

See accompanying notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

  SHARES     COMMON STOCKS -- 99.9%                                          VALUE
----------   ----------------------                                      -------------
             BASIC MATERIALS -- 6.2%
     1,000   Brush Engineered Materials, Inc. (a) ....................   $      24,870
    16,400   Chaparral Steel Co. (a) .................................         558,584
    11,600   MGP Ingredients, Inc. * .................................         246,732
     2,200   PW Eagle, Inc. * ........................................          66,022
    10,800   The Andersons, Inc. .....................................         368,820
                                                                         -------------
                                                                             1,265,028
                                                                         -------------
             COMMERCIAL/INDUSTRIAL SERVICES -- 12.3%
     9,000   AMN Healthcare Services, Inc. (a) .......................         213,750
     9,750   Applied Industrial Technology, Inc. .....................         237,900
    21,600   aQuantive, Inc. (a) * ...................................         510,192
    11,000   Comfort Systems USA, Inc. ...............................         126,060
    38,400   Concur Technologies, Inc. (a) ...........................         558,720
     2,900   Huron Consulting Group, Inc. (a) ........................         113,680
    29,000   KForce, Inc. (a) ........................................         345,970
    26,700   TeleTech Holdings, Inc. (a) .............................         417,321
                                                                         -------------
                                                                             2,523,593
                                                                         -------------
             CONSUMER DURABLES -- 3.2%
    20,000   LKQ Corp. (a) ...........................................         439,400
     8,300   Movado Group, Inc. ......................................         210,986
                                                                         -------------
                                                                               650,386
                                                                         -------------
             CONSUMER NON-DURABLES -- 2.6%
    21,000   National Beverage Corp. .................................         250,110
    25,900   SunOpta, Inc. (a) .......................................         273,763
                                                                         -------------
                                                                               523,873
                                                                         -------------
             CONSUMER SERVICES -- 2.7%
    25,000   The Knot, Inc. (a) ......................................         553,250
                                                                         -------------
             ELECTRONIC TECHNOLOGY -- 21.1%
    37,900   Aspen Technology, Inc. (a) ..............................         413,868
    16,800   Axcelis Technologies, Inc. (a) ..........................         118,608
     5,000   Ceradyne, Inc. (a) * ....................................         205,450
     8,400   Eagle Test Systems, Inc. (a) ............................         138,768
    10,000   Itron, Inc. (a) * .......................................         558,000
     3,500   JDA Software Group, Inc. (a) ............................          53,970
    22,600   Keane, Inc. (a) .........................................         325,666
    12,400   MRO Software, Inc. (a) ..................................         318,308
    25,900   Newport Corp. (a) .......................................         422,170
     6,600   NovAtel, Inc. (a) .......................................         303,072
     8,600   Open Solutions, Inc. (a) ................................         247,766
     6,300   Rudolph Technologies, Inc. (a) ..........................         115,479

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.9% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             ELECTRONIC TECHNOLOGY -- 21.1% (CONTINUED)
    14,100   SimpleTech, Inc. (a) ....................................   $     128,451
    16,600   Smith Micro Software, Inc. (a) * ........................         238,708
    11,000   SPSS, Inc. (a) ..........................................         274,230
    11,200   Sykes Enterprises, Inc. (a) .............................         227,920
    12,600   Tyler Technologies, Inc. (a) ............................         162,918
    10,200   VASCO Data Security International, Inc. (a) .............         105,672
                                                                         -------------
                                                                             4,359,024
                                                                         -------------
             ENERGY -- 5.5%
    12,750   Atlas America, Inc. (a) .................................         544,170
     2,150   Giant Industries, Inc. (a) ..............................         174,580
     3,800   Lufkin Industries, Inc ..................................         201,096
    46,900   Rentech, Inc. (a) * .....................................         217,147
                                                                         -------------
                                                                             1,136,993
                                                                         -------------
             FINANCE -- 7.8%
     6,000   American Physicians Capital, Inc. (a) ...................         290,280
     8,000   EZCORP, Inc. (a) ........................................         309,440
     6,000   GFI Group, Inc. (a) * ...................................         331,740
     1,600   Greene County Bancshares, Inc. ..........................          58,496
     6,600   Intervest Bancshares Corp. (a) ..........................         287,496
    15,500   MFA Mortgage Investments, Inc. ..........................         115,475
     4,300   Safety Insurance Group, Inc. ............................         209,238
                                                                         -------------
                                                                             1,602,165
                                                                         -------------
             HEALTH CARE -- 16.8%
    15,900   Allscripts Healthcare Solution, Inc. (a) ................         356,955
     3,600   Foxhollow Technologies, Inc. (a) * ......................         123,084
     7,400   Healthways, Inc. (a) ....................................         330,040
     3,500   ICON PLC ADR (a) ........................................         247,030
     8,400   Illumina, Inc. (a) ......................................         277,536
    24,400   LifeCell Corp. (a) * ....................................         786,168
     7,600   MedCath Corp. (a) .......................................         228,684
     5,800   PAREXEL International Corp. (a) .........................         191,922
    20,000   Psychiatric Solutions, Inc. (a) .........................         681,800
     6,900   Sirona Dental Systems, Inc. .............................         227,217
                                                                         -------------
                                                                             3,450,436
                                                                         -------------
             PRODUCER MANUFACTURING -- 14.0%
     7,800   American Woodmark Corp. * ...............................         262,782
    10,000   Dynamic Materials Corp. * ...............................         324,200
    18,000   Encore Wire Corp. (a) * .................................         635,220
    10,000   Gehl Co. (a) ............................................         267,800
     1,850   Gorman-Rupp Co. .........................................          60,495

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)

  SHARES     COMMON STOCKS -- 99.9% (CONTINUED)                              VALUE
----------   ----------------------------------                          -------------
             PRODUCER MANUFACTURING -- 14.0% (CONTINUED)
    13,000   Kadant, Inc. (a) ........................................   $     319,280
    14,300   Kimball International, Inc. - Class B ...................         275,990
    12,000   Superior Essex, Inc. (a) ................................         411,000
     4,000   The Middleby Corp. (a) ..................................         308,240
                                                                         -------------
                                                                             2,865,007
                                                                         -------------
             RETAIL -- 5.3%
     8,500   Charlotte Russe Holding, Inc. (a) .......................         234,090
     2,750   Medifast, Inc. (a) ......................................          23,870
     4,600   Shoe Carnival, Inc. (a) .................................         116,012
     3,700   The Gymboree Corp. (a) ..................................         156,066
    10,000   The Pantry, Inc. (a) ....................................         563,700
                                                                         -------------
                                                                             1,093,738
                                                                         -------------
             TRANSPORTATION -- 0.8%
     7,000   Hub Group, Inc. - Class A (a) ...........................         159,460
                                                                         -------------
             UTILITIES -- 1.6%
     7,900   Alaska Communications Systems Group, Inc. ...............         104,833
     8,100   Cbeyond, Inc. (a) .......................................         222,345
                                                                         -------------
                                                                               327,178
                                                                         -------------
             TOTAL COMMON STOCKS (COST $18,385,317) ..................      20,510,131
                                                                         -------------
             Cash Held as Collateral on Securities Loaned
                (Cost $4,444,696) ....................................       4,444,696
             TOTAL INVESTMENTS (COST $22,830,013) - 121.6% ...........      24,954,827
             LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6)% .........      (4,428,560)
                                                                         -------------
             NET ASSETS - 100.0% .....................................   $  20,526,267
                                                                         =============

*    A portion or all of this security is out on loan as of September 30, 2006

(a)  Represents non-income producing security.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION

The Bjurman, Barry Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Trust Agreement dated September 26, 1996, as amended. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund"), the Bjurman, Barry Mid Cap Growth Fund (the "Mid Cap Growth Fund") and the Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") (individually, a "Fund," and collectively, the "Funds"). The Micro-Cap Growth Fund is closed to new investors. The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Mid Cap Growth Fund commenced operations on June 6, 2001, and the Small Cap Growth Fund commenced operations on May 12, 2003.

The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation - Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are note readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees (the "Board"). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share Valuation -- The net asset value per share ("NAV") of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to each Fund on the basis of relative net assets or another appropriate method.

Distributions to Shareholders - Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclassifications of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Security Transactions -- During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Loans of Portfolio Securities - Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Redemption/Exchange Fees - The Funds assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

Federal Income Tax -- It is each Fund's policy to comply with the requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

New Accounting Standards - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact on the Funds.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Bjurman, Barry & Associates (the "Adviser") provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit each Fund's total operating expenses to 1.80% of its average daily net assets. For the six months ended September 30, 2006, the Adviser waived $7,956.33 of its investment advisory fees for the Mid Cap Growth Fund. Any fees voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser and approved by the Board, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

As of September 30, 2006, the Mid Cap Growth Fund and the Small Cap Growth Fund had $521,836 and $89,423, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

                         AMOUNT    EXPIRES MARCH 31
                        --------   ----------------
Mid Cap Growth Fund     $205,390         2007
                         279,035         2008
                          37,411         2009
Small Cap Growth Fund     81,467         2009
                           7,956         2010

ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a subsidiary of The BISYS Group Inc. ("BISYS"), serves as the administrator, fund accountant, and transfer agent. Under a Master Services Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services for the period ended September 30, 2006 were as follows:

                        ADMINISTRATION FEES   FUND ACCOUNTING FEES   TRANSFER AGENT FEES
                        -------------------   --------------------   -------------------
Micro-Cap Growth Fund         $155,678               $12,750               $82,632
Mid Cap Growth Fund              2,333                 1,353                11,989
Small Cap Growth Fund            7,934                 1,997                20,905

UNDERWRITING / DISTRIBUTOR FEE

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. BISYS Fund Services Limited Partnership ("BISYS LP"), a subsidiary of BISYS, serves the Trust as Distributor (the "Distributor"). Each Fund will reimburse the Adviser, BISYS LP or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Funds are affiliated with the Adviser or BISYS. Such Officers and Trustees received no compensation from the Funds for serving in their responsibilities. Each Trustee who was not an "interested person" (within the meaning of the Investment Company Act of 1940, as amended (the "ICA")) of the Trust or the Adviser ("Independent Trustees") served on both the Audit Committee and the Nominating, Governance and Contracts Committee and was compensated in the following manner: a $12,000 annual retainer fee, paid quarterly; $1,250 per scheduled Board meeting; and $1,000 per committee or special Board meeting; plus reimbursement for certain expenses. The Chairmen of the Board, the Audit Committee and the Nominating, Governance and Contracts Committee received additional annual retainers of $10,000, $5,000, and $1,000, respectively, paid quarterly. For the period ended September 30, 2006, (i) each Independent Trustee received an aggregate of $4,000 for committee meetings and special meetings of the Board, and (ii) Trustee compensation (exclusive of expense reimbursement) was $57,500 in the aggregate.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2006, costs of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government Securities, were as follows:

                          PURCHASES        SALES
                        ------------   ------------
Micro-Cap Growth Fund   $146,994,644   $219,681,609
Mid Cap Growth Fund        2,895,367      3,714,919
Small Cap Growth Fund     13,234,613     18,934,983

There were no purchases or sales of U.S. Government securities during the period.

5. COMMITMENTS AND CONTINGENCIES

On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleged that the Adviser violated its fiduciary duties under section 36(b) of the ICA. Specifically, the complaint alleged that the Adviser charged the Micro-Cap Growth Fund for reimbursement for unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission under the ICA, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside the Trust. The complaint alleged that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the ICA. The plaintiff sought the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser,
(a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for the plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts.

The Adviser and the Micro-Cap Growth Fund denied and contested the plaintiff's allegations. On March 2, 2006, the court granted the defendants' motion for summary judgment on all of the plaintiff's claims. The plaintiff has appealed the decision.

In May 2005, Milton Pfeiffer filed a complaint in the Court of Chancery for the State of Delaware naming one former Trustee and all but the most recently elected current Trustees of the Trust as defendants. The complaint, a purported class action on behalf of all current and former shareholders of the Fund from and after May 30, 2003, alleges that the Trustees violated their fiduciary duties

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

under Delaware law by allowing the Micro-Cap Growth Fund to be overcharged for promotional and marketing costs, administrative services and other back-office services after the Micro-Cap Growth Fund was closed on May 30, 2003 to new investors outside the Trust's family of funds. Plaintiff seeks the following relief: (1) certification of the purported class action and the plaintiff as the class representative; (2) recovery by the class of damages caused by the alleged breach of fiduciary duty; (3) enjoining the defendants from overcharging the Micro-Cap Growth Fund for the expenses and fees complained of; and (4) awarding the plaintiff the costs and expenses of the action, including the fees and expenses of counsel and experts.

The defendants deny, and will vigorously contest, the plaintiff's allegations. All of the defendants in this action are entitled to indemnification from the Trust in the defense of these claims, subject to satisfying certain standards of conduct.

The Trustees of the Trust are entitled to indemnification from the Trust, subject to satisfying certain standards of conduct. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnification. The Trust's maximum exposure under these arrangements cannot be estimated due to the many uncertainties involved.

THE BJURMAN, BARRY FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

As of September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

                                           Tax Basis Unrealized   Tax Basis Unrealized   Net Unrealized
                        Federal Tax Cost        Appreciation         (Depreciation)       Appreciation
                        ----------------   --------------------   --------------------   --------------
Micro-Cap Growth Fund     $284,300,489         $161,106,676           $(11,988,740)       $149,117,936
Mid Cap Growth Fund          5,412,592            1,461,464               (265,312)          1,196,152
Small Cap Growth Fund       18,385,317            3,065,890               (941,076)          2,124,814

The difference between the tax cost of portfolio investments and financial statement cost for the Funds is due to certain timing difference in the recognition of capital losses under income tax regulations and GAAP. Capital loss carry-forwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The tax character of distributions paid for the year ended March 31, 2006 were as follows:

                            Distributions Paid From
                        -------------------------------
                                          Net Long-Term   Total Taxable   Tax Return of   Total Distributions
                        Ordinary Income   Capital Gains   Distributions      Capital            Paid(1)
                        ---------------   -------------   -------------   -------------   -------------------
Micro-Cap Growth Fund         $--          $61,020,654     $61,020,654         $--            $61,020,654
Mid Cap Growth Fund            --                   --              --          --                     --
Small Cap Growth Fund          --                   --              --          --                     --

The tax character of distributions paid for the year ended March 31, 2005 were as follows:

                            Distributions Paid From
                        -------------------------------
                                          Net Long-Term   Total Taxable   Tax Return of   Total Distributions
                        Ordinary Income   Capital Gains   Distributions      Capital            Paid(1)
                        ---------------   -------------   -------------   -------------   -------------------
Micro-Cap Growth Fund         $--          $78,549,941     $78,549,941         $--            $78,549,941
Mid Cap Growth Fund            --                   --              --          --                     --
Small Cap Growth Fund          --                   --              --          --                     --

(1) Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of the end of the latest tax year, March 31, 2006, the following Fund had net capital loss carryforwards, which are available to offset future realized gains.

                          Amount     Expires
                        ----------   -------
Small Cap Growth Fund   $9,842,641     2013

PROXY VOTING

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund's proxy voting record for the most recent twelve month period ended June 30 are available without charge, upon request, by calling toll free 1-800-227-7264 or by visiting the Funds' website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.

THE BJURMAN, BARRY FUNDS
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington D.C.; and
(iii) will be made available to shareholders upon request by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in this line under the heading entitled "Expenses Paid During the Six Months Ended" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       EXPENSE PAID        NET EXPENSE RATIO
                                                BEGINNING           ENDING              DURING THE            DURING THE
                                              ACCOUNT VALUE      ACCOUNT VALUE       SIX MONTHS ENDED      SIX MONTHS ENDED
                                              APRIL 1, 2006   SEPTEMBER 30, 2006   SEPTEMBER 30, 2006*   SEPTEMBER 30, 2006**
                                              -------------   ------------------   -------------------   --------------------
MICRO-CAP GROWTH FUND
   Actual                                       $1,000.00          $  880.50              $7.35                  1.56%
   Hypothetical (5% return before expenses)     $1,000.00          $1,017.25              $7.89                  1.56%

MID CAP GROWTH FUND
   Actual                                       $1,000.00          $  907.50              $8.61                  1.80%
   Hypothetical (5% return before expenses)     $1,000.00          $1,016.04              $9.10                  1.80%

SMALL CAP GROWTH FUND
   Actual                                       $1,000.00          $  823.00              $8.23                  1.80%
   Hypothetical (5% return before expenses)     $1,000.00          $1,016.04              $9.10                  1.80%

* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.

**   Annualized.

                      (This Page Intentionally Left Blank)

                          THE - BJURMAN, BARRY - FUNDS

                       (BJURMAN, BARRY & ASSOCIATES LOGO)

                            Bjurman, Barry Micro-Cap
                                   Growth Fund

                             Bjurman, Barry Mid Cap
                                   Growth Fund

                            Bjurman, Barry Small Cap
                                   Growth Fund

                                   ----------

                               Semi-Annual Report

                               September 30, 2006
                                   (Unaudited)

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, CA 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, CA 90067

DISTRIBUTOR
BISYS Funds Services Limited Partnership
100 Summer Street
Boston, MA 02110

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, CA 90071

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

TABLE OF CONTENTS

Letter to Shareholders ...................................................    1
Representation of Portfolio of Investments ...............................    2
Statements of Assets and Liabilities .....................................    3
Statements of Operations .................................................    4
Statements of Changes in Net Assets ......................................    5
Financial Highlights .....................................................    6
Portfolio of Investments .................................................    9
Notes to Financial Statements ............................................   20
Additional Fund Information ..............................................   25

             For Additional Information and a free Prospectus about

                         The Bjurman, Barry Funds call:
                                 (800) 227-7264

                or visit The Bjurman Barry Funds' website on the
                        Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the other information.

11/06

ITEM 2. CODE OF ETHICS.

     NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Bjurman, Barry Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ G. Andrew Bjurman
                         -------------------------------------------------------
                           G. Andrew Bjurman, Co-President

Date: November 30, 2006

By (Signature and Title)*/s/ O. Thomas Barry III
                         -------------------------------------------------------
                           O. Thomas Barry III, Co-President

Date: November 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ O. Thomas Barry III
                         -------------------------------------------------------
                           O. Thomas Barry III, Co-President

Date: November 20, 2006

By (Signature and Title)* /s/ G. Andrew Bjurman
                         -------------------------------------------------------
                           G. Andrew Bjurman, Co-President

Date: November 30, 2006

By (Signature and Title)*/s/ M. David Cottrell,
                         -------------------------------------------------------
                           M. David Cottrell, Treasurer and CFO

Date: November 30, 2006



* Print the name and title of each signing officer under his or her signature.